UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	04/30/2024

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Preferred Treasury Obligations Fund

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Institutional Preferred Treasury Obligations Fund

ANNUAL REPORT

April 30, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Treasury Obligations Fund from November 1, 2023 to April 30, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2024

	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.50	$.81
Ending value (after expenses)	$1,026.70	$1,026.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2024

	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.50	$.81
Ending value (after expenses)	$1,024.37	$1,024.07
†

Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Shares and .16% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2024

U.S. Treasury Bills - 45.4%	Annualized Yield (%)	Principal Amount ($)		Value ($)
5/2/2024	5.33	13,000,000	[a]	12,998,103
5/7/2024	5.28	10,000,000	[a]	9,991,333
5/9/2024	5.31	16,000,000	[a]	15,981,387
5/14/2024	5.36	10,000,000	[a]	9,980,951
5/16/2024	5.31	11,000,000	[a]	10,976,029
5/21/2024	5.27	15,000,000	[a]	14,956,792
5/23/2024	5.32	10,000,000	[a]	9,968,039
5/28/2024	5.28	10,000,000	[a]	9,961,113
5/30/2024	5.34	10,000,000	[a]	9,957,789
6/6/2024	5.29	12,000,000	[a]	11,937,720
6/11/2024	5.28	8,000,000	[a]	7,952,805
6/13/2024	5.29	12,000,000	[a]	11,926,010
6/18/2024	5.32	10,000,000	[a]	9,930,467
6/25/2024	5.33	10,000,000	[a]	9,920,326
6/27/2024	5.19	20,000,000	[a]	19,839,133
7/5/2024	5.16	25,000,000	[a]	24,772,274
7/11/2024	5.15	10,000,000	[a]	9,900,797
7/25/2024	5.39	3,000,000	[a]	2,962,777
8/1/2024	5.12	6,000,000	[a]	5,923,563
8/8/2024	5.19	7,000,000	[a]	6,902,884
8/15/2024	5.21	11,000,000	[a]	10,835,950
8/20/2024	5.40	3,000,000	[a]	2,951,530
9/5/2024	5.27	5,000,000	[a]	4,909,954
10/3/2024	5.38	10,000,000	[a]	9,776,757
10/24/2024	5.37	3,000,000	[a]	2,924,320
1/23/2025	4.80	10,000,000	[a]	9,661,058
2/20/2025	4.95	10,000,000	[a]	9,615,271
3/20/2025	5.10	8,500,000	[a]	8,133,171
Total U.S. Treasury Bills (cost $285,548,303)				285,548,303
U.S. Treasury Floating Rate Notes - 15.0%
5/1/2024, (3 Month USBMMY +0.04%)	5.36	11,000,000	[b]	10,999,062
5/1/2024, (3 Month USBMMY +0.13%)	5.45	4,000,000	[b]	4,000,000
5/1/2024, (3 Month USBMMY +0.14%)	5.46	9,000,000	[b]	8,999,899
5/1/2024, (3 Month USBMMY +0.15%)	5.47	4,000,000	[b]	4,000,000
5/1/2024, (3 Month USBMMY +0.17%)	5.49	14,000,000	[b]	13,999,816
5/1/2024, (3 Month USBMMY +0.17%)	5.50	19,000,000	[b]	18,990,507
5/1/2024, (3 Month USBMMY +0.20%)	5.52	21,000,000	[b]	20,999,822
5/1/2024, (3 Month USBMMY +0.25%)	5.57	12,000,000	[b]	12,006,489
Total U.S. Treasury Floating Rate Notes (cost $93,995,595)				93,995,595

STATEMENT OF INVESTMENTS (continued)

U.S. Treasury Notes - 1.2%	Annualized Yield (%)	Principal Amount ($)	Value ($)
1/31/2025	4.13	5,000,000	4,966,649
3/31/2025	5.02	3,000,000	2,881,322
Total U.S. Treasury Notes (cost $7,847,971)			7,847,971
Repurchase Agreements - 39.8%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 4/30/2024, due at 5/1/2024 in the amount of $120,017,700 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-4.00%, due 7/15/2025-2/15/2041, valued at $122,400,005)	5.31	120,000,000	120,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 4/30/2024, due at 5/1/2024 in the amount of $20,002,950 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.50%, due 5/15/2024-2/15/2054, valued at $20,403,009)	5.31	20,000,000	20,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 4/30/2024, due at 5/1/2024 in the amount of $110,016,225 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.75%, due 1/15/2025-2/15/2054, valued at $112,200,001)	5.31	110,000,000	110,000,000
Total Repurchase Agreements (cost $250,000,000)			250,000,000
Total Investments (cost $637,391,869)		101.4%	637,391,869
Liabilities, Less Cash and Receivables		(1.4%)	(8,590,099)
Net Assets		100.0%	628,801,770

USBMMY—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	61.6
Repurchase Agreements	39.8
101.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $250,000,000) —Note 1(b)	637,391,869	637,391,869
Cash		3,278,077
Interest receivable		115,047
		640,784,993
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		53,374
Payable for investment securities purchased		11,926,010
Trustees’ fees and expenses payable		3,839
		11,983,223
Net Assets ($)		628,801,770
Composition of Net Assets ($):
Paid-in capital		628,807,151
Total distributable earnings (loss)		(5,381)
Net Assets ($)		628,801,770

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	461,461,941	167,339,829
Shares Outstanding	461,003,303	167,161,031
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended April 30, 2024

Investment Income ($):
Interest Income	47,280,730
Expenses:
Management fee—Note 2(a)	883,561
Shareholder servicing costs—Note 2(b)	106,999
Trustees’ fees—Note 2(a,c)	47,440
Total Expenses	1,038,000
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(47,440)
Net Expenses	990,560
Net Investment Income	46,290,170
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(5,540)
Net Increase in Net Assets Resulting from Operations	46,284,630

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2024	2023
Operations ($):
Net investment income	46,290,170	14,453,413
Net realized gain (loss) on investments	(5,540)	742
Net Increase (Decrease) in Net Assets Resulting from Operations	46,284,630	14,454,155
Distributions ($):
Distributions to shareholders:
Institutional Shares	(35,221,156)	(8,088,732)
Hamilton Shares	(11,069,597)	(6,369,697)
Total Distributions	(46,290,753)	(14,458,429)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	6,464,293,151	3,209,475,528
Hamilton Shares	800,946,949	1,147,131,385
Distributions reinvested:
Institutional Shares	27,989,276	5,343,782
Hamilton Shares	47,114	33,937
Cost of shares redeemed:
Institutional Shares	(6,431,406,006)	(2,935,666,502)
Hamilton Shares	(915,363,665)	(1,081,714,006)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(53,493,181)	344,604,124
Total Increase (Decrease) in Net Assets	(53,499,304)	344,599,850
Net Assets ($):
Beginning of Period	682,301,074	337,701,224
End of Period	628,801,770	682,301,074

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended April 30,
Institutional Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.053	.031	.000[a]	.000[a]	.016
Distributions:
Dividends from net investment income	(.053)	(.031)	(.000)[a]	(.000)[a]	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.37	3.10	.04	.03	1.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11	.11	.11	.14	.15
Ratio of net expenses to average net assets	.10	.10	.07	.10	.14
Ratio of net investment income
to average net assets	5.25	3.51	.04	.03	1.68
Net Assets, end of period ($ x 1,000)	461,462	400,524	121,213	97,714	162,339

a Amount represents less than $.001 per share.

See notes to financial statements.

	Year Ended April 30,
Hamilton Shares	2024	2023	2022	2021[a]	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.052	.030	.000[b]	.000[b]	.016
Distributions:
Dividends from net investment income	(.052)	(.030)	(.000)[b]	(.000)[b]	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.32	3.05	.04	.02	1.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16	.16	.16	.24	.20
Ratio of net expenses to average net assets	.15	.15	.07	.10	.19
Ratio of net investment income
to average net assets	5.20	3.01	.03	.01	1.60
Net Assets, end of period ($ x 1,000)	167,340	281,777	216,488	362,201	100,298

a Effective February 1, 2021, Premier shares of the fund were converted to Hamilton shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Treasury Obligations Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective September 1, 2023, the Adviser has engaged its affiliate, Dreyfus (the “Sub-Adviser”), to serve as the fund’s sub-investment adviser. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of BNY Mellon, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional and Hamilton. Institutional and Hamilton shares are sold at net asset value per share generally to institutional investors. Hamilton shares are subject to a Shareholder Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Short-Term Investments	-	637,391,869	-	637,391,869

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Repurchase Agreements	250,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	250,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(250,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $159 and accumulated capital losses $5,540.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2024. The fund has $5,540 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2024 and April 30, 2023 were as follows: ordinary income $46,290,753 and $14,458,429, respectively.

At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, fees pursuant to any Shareholder Services Plan fee adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2024, fees reimbursed by the Adviser amounted to $47,440.

Effective September 1, 2023, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under the fund’s Shareholder Services Plan, with respect to the Hamilton shares, pursuant to which the fund pays the Distributor for advertising, marketing and for providing certain services relating to the shareholders of this class. Pursuant to the Shareholder Services Plan, the fund will pay the Distributor at an annual rate of .05% of the value of Hamilton shares’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. During the period ended April 30, 2024, Hamilton shares were charged $106,999, pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $50,861 and Shareholder Services Plan fees of $7,013, which are offset against an expense reimbursement currently in effect in the amount of $4,500.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Preferred Treasury Obligations Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Preferred Treasury Obligations Fund (the “Fund”) (one of the funds constituting Dreyfus Institutional Reserves Funds (the “Trust”)), including the statement of investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Institutional Reserves Funds) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
June 21, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended April 30, 2024 as qualifying “interest related dividends.”

BOARD MEMBERS INFORMATION (Unaudited)

Independent Board Members

Joseph S. DiMartino (80)

Chairman of the Board (2008)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-May 2023)

No. of Portfolios for which Board Member Serves: 85

———————

Francine J. Bovich (72)

Board Member (2015)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 69

———————

J. Charles Cardona (68)

Board Member (2014)

Principal Occupation During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)

• BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)

No. of Portfolios for which Board Member Serves: 35

———————

Andrew J. Donohue (73)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP, a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 40

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Isabel P. Dunst (77)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Hogan Lovells LLP, a law firm, Retired (2019-Present); Senior Counsel (2018-2019); Of Counsel (2015-2018)

• Hebrew Union College Jewish Institute of Religion, Member of the Board of Governors (2015-Present)

• Bend the ARC, a civil rights organization, Board Member (2016-December 2021)

No. of Portfolios for which Board Member Serves: 22

———————

Nathan Leventhal (81)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 51

———————

Robin A. Melvin (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Westover School, a private girls' boarding school in Middlebury, Connecticut, Trustee (2019-June 2023)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-March 2020); Board Member (2013-March 2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-June 2022)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

• HPS Corporate Capital Solutions Fund, a close-end management investment company regulated as a business development company, Trustee, (December 2023-Present)

• Northwestern Memorial Hospital, an academic medical center, Board Member (March 2024-Present)

No. of Portfolios for which Board Member Serves: 67

———————

Roslyn M. Watson (74)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company. Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 40

———————

Benaree Pratt Wiley (77)

Board Member (2009)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross-Blue Shield of Massachusetts, Director (2004-December 2020)

No. of Portfolios for which Board Member Serves: 56

———————

Tamara Belinfanti (49)

Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• New York Law School, Lester Martin Professor of Law (2009-Present)

No. of Portfolios for which Advisory Board Member Serves: 22

———————

Gordon J. Davis (82)

Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• Venable LLP, a law firm, Partner (2012-Present)

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon Family of Funds (53 funds), Board Member (1995-August 2021)

No. of Portfolios for which Advisory Board Member Serves: 38

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Distribution, BNY Mellon Investment Management since February 2023; and Head of North America Product, BNY Mellon Investment Management from January 2018 to February 2023. He is an officer of 52 investment companies (comprised of 98 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since January 2008.

Director of the Adviser since February 2023; Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY Mellon since April 2004.

SARAH S. KELLEHER, Secretary since April 2024 and Vice President since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; and Managing Counsel of BNY Mellon from December 2017 to September 2021. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY Mellon since March 2013.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021; and Counsel of BNY Mellon from August 2018 to December 2021. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 33 years old and has been an employee of BNY Mellon since August 2013.

LISA M. KING, Vice President and Assistant Secretary since March 2024.

Vice President and Assistant Secretary. Counsel of BNY Mellon since June 2023; and Regulatory Administration Group Manager at BNY Mellon Asset Servicing from February 2016 to June 2023. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 56 years old and has been an employee of BNY Mellon since February 2016.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 58 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Managing Counsel of BNY Mellon since March 2024; Counsel of BNY Mellon from June 2019 to February 2024; and Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 39 years old and has been an employee of BNY Mellon since June 2012.

JOANNE SKERRETT, Vice President and Assistant Secretary since March 2023.

Managing Counsel of BNY Mellon since June 2022; and Senior Counsel with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Adviser since June 2022.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 38 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Head of Product Development of North America Distribution, BNY Mellon Investment Management since January 2018; Executive Vice President of North America Product, BNY Mellon Investment Management since April 2023; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 52 investment companies (comprised of 98 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President of the Adviser since December 2022; Head of Product Management of North America Distribution, BNY Mellon Investment Management since January 2018; Executive Vice President of North America Product, BNY Mellon Investment Management since April 2023; and Senior Vice President of North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 52 investment companies (comprised of 98 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 52 investment companies (comprised of 103 portfolios) managed by the Adviser. He is 66 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 46 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus Institutional Preferred Treasury Obligations Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Dreyfus

One Boston Place, 15th Floor

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Institutional: DNSXX Hamilton: DHLXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 6549AR0424

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,261 in 2023 and $36,986 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,193 in 2023 and $7,430 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2023 and $3,342 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,158 in 2023 and $7,474 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $20 in 2023 and

$25 in 2024. These services consisted of a review of the Registrant's anti-money laundering program. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,706,473 in 2023 and $1,802,968 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 21, 2024

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)